DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 ESG ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 8.5%
Alphabet, Inc., Class A*	191,686	$25,404,146
Alphabet, Inc., Class C*	163,104	21,842,888
AT&T, Inc.	229,140	3,796,850
Charter Communications, Inc., Class A*	3,279	1,312,026
Comcast Corp., Class A	133,031	5,572,669
Electronic Arts, Inc.	7,958	1,098,284
Fox Corp., Class A	9,224	272,477
Fox Corp., Class B	4,299	118,910
Interpublic Group of Cos., Inc.	13,297	408,750
Match Group, Inc.*	8,548	276,784
Netflix, Inc.*	14,295	6,775,401
News Corp., Class A	12,314	271,400
News Corp., Class B	3,784	87,183
Omnicom Group, Inc.	6,541	527,401
Paramount Global, Class B (a)	15,489	222,577
Verizon Communications, Inc.	134,918	5,171,407
Walt Disney Co.*	58,728	5,443,498
Warner Bros Discovery, Inc.*	71,027	742,232

(Cost $83,397,908)		79,344,883

Consumer Discretionary - 11.9%
Amazon.com, Inc.*	293,393	42,861,783
Aptiv PLC*	8,699	720,625
Best Buy Co., Inc.	6,251	443,446
BorgWarner, Inc.	7,372	248,363
Caesars Entertainment, Inc.*	7,221	322,923
Darden Restaurants, Inc.	3,933	615,397
eBay, Inc.	17,444	715,378
Etsy, Inc.*	3,960	300,208
Ford Motor Co.	125,545	1,288,092
General Motors Co.	44,582	1,408,791
Hasbro, Inc.	4,412	204,761
Hilton Worldwide Holdings, Inc.	8,559	1,433,804
Home Depot, Inc.	32,486	10,184,036
Las Vegas Sands Corp.	10,603	489,010
Lowe’s Cos., Inc.	18,914	3,760,671
Marriott International, Inc., Class A	8,328	1,688,086
McDonald’s Corp.	23,580	6,645,787
MGM Resorts International	9,731	383,791
Mohawk Industries, Inc.*	1,871	165,228
NIKE, Inc., Class B	39,571	4,363,494
Norwegian Cruise Line Holdings Ltd.*	12,854	196,281
PulteGroup, Inc.	7,174	634,325
Ralph Lauren Corp.	1,275	164,959
Royal Caribbean Cruises Ltd.*	7,611	817,878
Starbucks Corp.	37,005	3,674,596
Tapestry, Inc.	7,586	240,249
Tesla, Inc.*	89,191	21,412,975
TJX Cos., Inc.	37,213	3,278,837
Tractor Supply Co.	3,553	721,295
VF Corp.	10,841	181,370
Whirlpool Corp.	1,756	191,228
Yum! Brands, Inc.	9,027	1,133,340

(Cost $109,688,131)		110,891,007

Consumer Staples - 6.0%
Archer-Daniels-Midland Co.	17,621	1,299,196
Brown-Forman Corp., Class B	6,240	366,538
Campbell Soup Co.	6,812	273,706
Coca-Cola Co.	125,113	7,311,604
Colgate-Palmolive Co.	26,728	2,105,365
Conagra Brands, Inc.	15,064	426,161
Constellation Brands, Inc., Class A	5,303	1,275,319
Dollar General Corp.	7,171	940,262
Dollar Tree, Inc.*	6,676	825,087
Estee Lauder Cos., Inc., Class A	7,463	952,950
General Mills, Inc.	18,976	1,208,012
Hershey Co.	4,748	892,244
Hormel Foods Corp.	9,853	301,403
J M Smucker Co.	3,431	376,484
Kellanova	8,087	424,891
Keurig Dr Pepper, Inc.	32,458	1,024,699
Kraft Heinz Co.	25,377	890,986
Kroger Co.	20,879	924,313
McCormick & Co., Inc.	8,015	519,612
Molson Coors Beverage Co., Class B	6,390	393,241
Mondelez International, Inc., Class A	43,818	3,113,707
PepsiCo, Inc.	44,292	7,453,901
Procter & Gamble Co.	75,910	11,653,703
Sysco Corp.	16,277	1,174,711
Target Corp.	14,773	1,976,775
Tyson Foods, Inc., Class A	9,005	421,794
Walgreens Boots Alliance, Inc.	22,744	453,515
Walmart, Inc.	46,090	7,175,752

(Cost $60,009,466)		56,155,931

Energy - 3.6%
APA Corp.	10,229	368,244
Baker Hughes Co.	32,253	1,088,539
Chevron Corp.	57,409	8,243,932
ConocoPhillips	38,706	4,473,252
Devon Energy Corp.	20,738	932,588
EOG Resources, Inc.	18,790	2,312,485
EQT Corp.	11,312	452,028
Halliburton Co.	28,941	1,071,685
Hess Corp.	8,884	1,248,735
Kinder Morgan, Inc.	63,611	1,117,645
Marathon Oil Corp.	20,075	510,507
Marathon Petroleum Corp.	12,905	1,925,297
ONEOK, Inc.	18,794	1,293,967
Phillips 66	14,391	1,854,856
Pioneer Natural Resources Co.	7,604	1,761,391
Schlumberger NV	45,644	2,375,314
Valero Energy Corp.	11,671	1,463,077
Williams Cos., Inc.	38,967	1,433,596

(Cost $31,278,430)		33,927,138

Financials - 12.5%
Aflac, Inc.	17,439	1,442,380
Allstate Corp.	8,399	1,157,970
American Express Co.	18,796	3,209,793
American International Group, Inc.	23,630	1,555,090
Ameriprise Financial, Inc.	3,409	1,205,116
Arch Capital Group Ltd.*	11,912	996,915
Arthur J Gallagher & Co.	6,789	1,690,461
Assurant, Inc.	1,911	321,086
Bank of America Corp.	223,925	6,827,473
Bank of New York Mellon Corp.	24,356	1,176,882
BlackRock, Inc.	4,529	3,402,321
Capital One Financial Corp.	12,300	1,373,418
Cboe Global Markets, Inc.	3,559	648,414
Charles Schwab Corp.	47,959	2,940,846
Chubb Ltd.	13,340	3,060,596
Citigroup, Inc.	62,272	2,870,739
CME Group, Inc.	11,563	2,524,897
Discover Financial Services	8,072	750,696
Everest Group Ltd.	1,372	563,275
FactSet Research Systems, Inc.	1,288	584,056
Fidelity National Information Services, Inc.	19,084	1,119,086
Fifth Third Bancorp	21,341	617,822
Franklin Resources, Inc.	9,391	232,897
Globe Life, Inc.	3,047	375,177
Goldman Sachs Group, Inc.	10,632	3,631,253
Hartford Financial Services Group, Inc.	10,159	794,027
Intercontinental Exchange, Inc.	18,450	2,100,348
Invesco Ltd.	15,516	221,413
JPMorgan Chase & Co.	93,927	14,660,126
M&T Bank Corp.	5,424	695,194
MarketAxess Holdings, Inc.	1,277	306,633
Mastercard, Inc., Class A	26,884	11,125,406
MetLife, Inc.	20,416	1,299,070
Moody’s Corp.	4,996	1,823,340
Morgan Stanley	41,231	3,271,268
MSCI, Inc.	2,582	1,344,835
Nasdaq, Inc.	10,604	592,127
Northern Trust Corp.	6,682	529,549
PayPal Holdings, Inc.*	35,496	2,044,925
PNC Financial Services Group, Inc.	12,889	1,726,610
Principal Financial Group, Inc.	7,648	564,652
Progressive Corp.	18,757	3,076,711
Prudential Financial, Inc.	11,785	1,152,337
Raymond James Financial, Inc.	6,133	644,885
Regions Financial Corp.	30,317	505,688
S&P Global, Inc.	10,565	4,393,244
State Street Corp.	10,300	750,046
Synchrony Financial	13,637	441,293
T. Rowe Price Group, Inc.	7,246	725,542
Travelers Cos., Inc.	7,374	1,331,892
Truist Financial Corp.	42,177	1,355,569
Visa, Inc., Class A	51,923	13,327,596
W.R. Berkley Corp.	7,084	513,944
Willis Towers Watson PLC	3,417	841,607

(Cost $114,683,952)		116,438,536

Health Care - 12.8%
Abbott Laboratories	56,100	5,850,669
AbbVie, Inc.	56,906	8,102,845
Agilent Technologies, Inc.	9,467	1,209,883
Amgen, Inc.	17,188	4,634,572
Baxter International, Inc.	16,114	581,393
Becton Dickinson and Co.	9,173	2,166,479
Biogen, Inc.*	4,600	1,076,768
Bio-Rad Laboratories, Inc., Class A*	631	192,405
Boston Scientific Corp.*	46,229	2,583,739
Bristol-Myers Squibb Co.	67,418	3,329,101
Cardinal Health, Inc.	8,298	888,550
Cencora, Inc.	5,219	1,061,388
Centene Corp.*	17,657	1,300,968
Cigna Group	9,637	2,533,375
CVS Health Corp.	41,256	2,803,345
DaVita, Inc.*	2,096	212,660
Edwards Lifesciences Corp.*	19,910	1,348,106
Elevance Health, Inc.	7,653	3,669,537
Eli Lilly & Co.	25,769	15,230,510
Gilead Sciences, Inc.	40,177	3,077,558
Henry Schein, Inc.*	4,533	302,487
Hologic, Inc.*	7,967	568,047
Humana, Inc.	4,020	1,949,137
IDEXX Laboratories, Inc.*	2,666	1,241,876
Illumina, Inc.*	5,026	512,401
Laboratory Corp. of America Holdings	2,801	607,565
Medtronic PLC	42,740	3,388,000
Merck & Co., Inc.	81,626	8,365,032
Mettler-Toledo International, Inc.*	749	817,856
Moderna, Inc.*	10,645	827,116
Pfizer, Inc.	182,304	5,554,803
Quest Diagnostics, Inc.	3,555	487,853
Regeneron Pharmaceuticals, Inc.*	3,477	2,864,387
Teleflex, Inc.	1,421	320,705
Thermo Fisher Scientific, Inc.	12,459	6,176,674
UnitedHealth Group, Inc.	29,927	16,548,733
Vertex Pharmaceuticals, Inc.*	8,304	2,946,342
Viatris, Inc.	40,950	375,921
Waters Corp.*	1,885	528,950
Zimmer Biomet Holdings, Inc.	6,732	782,999
Zoetis, Inc.	15,011	2,651,993

(Cost $119,021,845)		119,672,728

Industrials - 6.6%
Alaska Air Group, Inc.*	3,855	145,758
American Airlines Group, Inc.*	22,144	275,250
Automatic Data Processing, Inc.	13,308	3,059,775
Broadridge Financial Solutions, Inc.	3,805	737,485
C.H. Robinson Worldwide, Inc.	3,597	295,134
Carrier Global Corp.	26,805	1,392,788
Caterpillar, Inc.	16,479	4,131,615
Cintas Corp.	2,745	1,518,671
CSX Corp.	65,680	2,121,464
Cummins, Inc.	4,565	1,023,290
Deere & Co.	8,721	3,178,020
Dover Corp.	4,487	633,385
Eaton Corp. PLC	12,804	2,915,343
Emerson Electric Co.	18,357	1,631,937
Expeditors International of Washington, Inc.	4,911	590,990
Fortive Corp.	11,354	783,199
Generac Holdings, Inc.*	2,137	250,179
General Electric Co.	35,050	4,269,090
IDEX Corp.	2,564	517,107
Illinois Tool Works, Inc.	8,919	2,160,271
Ingersoll Rand, Inc.	12,808	914,875
JB Hunt Transport Services, Inc.	2,645	490,039
Johnson Controls International PLC	21,855	1,153,944
Nordson Corp.	1,737	408,786
Norfolk Southern Corp.	7,282	1,588,641
Otis Worldwide Corp.	13,177	1,130,455
PACCAR, Inc.	16,799	1,542,484
Parker-Hannifin Corp.	4,059	1,758,278
Paychex, Inc.	10,298	1,256,047
Pentair PLC	5,504	355,228
Quanta Services, Inc.	4,568	860,200
Republic Services, Inc.	6,570	1,063,289
Robert Half, Inc.	3,679	301,604
Rockwell Automation, Inc.	3,624	998,195
Stanley Black & Decker, Inc.	5,419	492,587
Trane Technologies PLC	7,265	1,637,604
Union Pacific Corp.	19,645	4,425,429
United Parcel Service, Inc., Class B	23,497	3,562,380
United Rentals, Inc.	2,220	1,056,764
Verisk Analytics, Inc.	4,668	1,126,995
Waste Management, Inc.	11,933	2,040,424
Westinghouse Air Brake Technologies Corp.	5,835	680,128
Xylem, Inc.	7,663	805,611

(Cost $56,791,731)		61,280,738

Information Technology - 31.8%
Adobe, Inc.*	14,729	8,999,566
Advanced Micro Devices, Inc.*	51,901	6,288,325
Apple, Inc.	474,562	90,143,052
Applied Materials, Inc.	27,138	4,064,730
Arista Networks, Inc.*	7,959	1,748,672
Autodesk, Inc.*	6,976	1,523,768
Cisco Systems, Inc.	131,818	6,377,355
Corning, Inc.	24,026	684,501
F5, Inc.*	1,846	316,017
Fortinet, Inc.*	20,847	1,095,718
Gen Digital, Inc.	19,425	428,904
Hewlett Packard Enterprise Co.	44,307	749,231
HP, Inc.	27,508	807,085
Intel Corp.	134,698	6,021,001
Intuit, Inc.	9,017	5,152,855
Juniper Networks, Inc.	10,980	312,381
Keysight Technologies, Inc.*	5,724	777,834
KLA Corp.	4,449	2,423,014
Lam Research Corp.	4,360	3,121,411
Micron Technology, Inc.	35,087	2,670,822
Microsoft Corp.	239,894	90,898,236
Motorola Solutions, Inc.	5,373	1,734,780
NVIDIA Corp.	79,796	37,320,589
NXP Semiconductors NV	8,349	1,703,864
ON Semiconductor Corp.*	13,870	989,347
QUALCOMM, Inc.	35,884	4,630,830
Salesforce, Inc.*	31,600	7,960,040
Seagate Technology Holdings PLC	6,120	484,092
SolarEdge Technologies, Inc.*	1,740	138,121
TE Connectivity Ltd.	10,086	1,321,266
Texas Instruments, Inc.	29,185	4,456,841
Tyler Technologies, Inc.*	1,383	565,426
Zebra Technologies Corp., Class A*	1,669	395,520

(Cost $239,574,034)		296,305,194

Materials - 2.3%
Air Products and Chemicals, Inc.	7,135	1,930,374
Albemarle Corp.	3,683	446,637
Amcor PLC	47,488	450,186
Ball Corp.	10,076	557,102
CF Industries Holdings, Inc.	6,267	470,965
Corteva, Inc.	22,789	1,030,063
Dow, Inc.	22,425	1,160,494
Ecolab, Inc.	7,965	1,527,130
FMC Corp.	4,320	231,811
Freeport-McMoRan, Inc.	45,903	1,713,100
International Flavors & Fragrances, Inc.	8,098	610,427
International Paper Co.	11,176	412,842
Linde PLC	15,852	6,559,082
LyondellBasell Industries NV, Class A	8,012	761,941
Mosaic Co.	10,648	382,157
Newmont Corp.	37,189	1,494,626
PPG Industries, Inc.	7,537	1,070,179
Westrock Co.	7,625	313,921

(Cost $22,460,522)		21,123,037

Real Estate - 2.4%
Alexandria Real Estate Equities, Inc. REIT	5,005	547,547
American Tower Corp. REIT	15,005	3,132,744
AvalonBay Communities, Inc. REIT	4,443	768,372
Boston Properties, Inc. REIT	4,776	271,898
CBRE Group, Inc., Class A*	10,137	800,418
Digital Realty Trust, Inc. REIT	9,265	1,285,797
Equinix, Inc. REIT	3,007	2,450,735
Equity Residential REIT	11,676	663,664
Essex Property Trust, Inc. REIT	2,192	467,904
Extra Space Storage, Inc. REIT	6,803	885,546
Federal Realty Investment Trust REIT	2,384	227,887
Healthpeak Properties, Inc. REIT	18,060	312,799
Host Hotels & Resorts, Inc. REIT	24,101	421,044
Iron Mountain, Inc. REIT	9,172	588,384
Kimco Realty Corp. REIT	20,389	393,915
Prologis, Inc. REIT	29,725	3,416,294
Regency Centers Corp. REIT	4,772	299,586
SBA Communications Corp. REIT	3,487	861,150
Simon Property Group, Inc. REIT	10,494	1,310,596
UDR, Inc. REIT	10,199	340,647
Ventas, Inc. REIT	13,367	612,743
Welltower, Inc. REIT	17,857	1,591,059
Weyerhaeuser Co. REIT	23,455	735,314

(Cost $24,914,677)		22,386,043

Utilities - 1.3%
American Water Works Co., Inc.	6,210	818,726
CenterPoint Energy, Inc.	20,280	573,316
Constellation Energy Corp.	10,485	1,269,104
Edison International	12,277	822,436
Entergy Corp.	6,819	691,515
Eversource Energy	11,133	661,412
Exelon Corp.	31,877	1,227,583
NextEra Energy, Inc.	65,356	3,823,980
Public Service Enterprise Group, Inc.	15,933	994,697
Sempra	20,174	1,470,079

(Cost $13,819,661)		12,352,848

TOTAL COMMON STOCKS (Cost $875,640,357)		929,878,083

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $201,000)	201,000	201,000

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $1,618,035)	1,618,035	1,618,035

TOTAL INVESTMENTS - 99.9% (Cost $877,459,392)		$931,697,118
Other assets and liabilities, net - 0.1%		1,304,834

NET ASSETS - 100.0%		$933,001,952

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	201,000 (d)	—	—	—	17	—	201,000	201,000
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
1,432,502	4,016,026	(3,830,493)	—	—	16,354	—	1,618,035	1,618,035

1,432,502	4,217,026	(3,830,493)	—	—	16,371	—	1,819,035	1,819,035

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $193,094, which is 0.02% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	15	$2,974,295	$3,050,400	12/15/2023	$76,105

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$929,878,083	$—	$—	$929,878,083
Short-Term Investments (a)	1,819,035	—	—	1,819,035
Derivatives (b)
Futures Contracts	76,105	—	—	76,105

TOTAL	$931,773,223	$—	$—	$931,773,223

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPE-PH1

R-089711-1 (5/24) DBX005195 (5/24)